Vanguard Extended Duration Treasury Index Fund Investment Strategy - Institutional Prospectus [Member] - Vanguard Extended Duration Treasury Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an indexing investment approach designed to track the performance of the Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index (the “Target Index”), which includes zero-coupon U.S. Treasury securities (“Treasury STRIPS”) with maturities ranging from 20 to 30 years. Treasury STRIPS are backed by the full faith and credit of the U.S. government and represent a single coupon (principal) payment from a U.S. Treasury security that has been “stripped” into separately tradable components. Treasury STRIPS are referred to as “zero-coupon” because they do not pay interest—the only time an investor receives payment for a Treasury STRIP is at its maturity. Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the U.S. Treasury securities that make up the Target Index. The Fund invests by sampling the Target Index, meaning that it holds a range of securities that, in the aggregate, approximates the full Target Index in terms of key risk factors and other characteristics.Duration is a measure of the price sensitivity of a bond or a bond fund to changes in interest rates. For example, if a bond has a duration of two years, its price would fall by approximately 2% when interest rates rise by 1%. On the other hand, the bond’s price would rise by approximately 2% when interest rates fall by 1%. The Fund seeks to maintain a dollar-weighted average duration with that of the Target Index, which was 23.8 years as of August 31, 2025. The Fund also seeks to maintain a dollar-weighted average maturity with that of the Target Index, which was 24.4 years as of August 31, 2025.